Segments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Results by Segment

Results by segment

2017	Retail Banking £m	Commercial Banking £m	Global Corporate Banking £m	Corporate Centre £m	Total £m
Net interest income	3,302	395	74	32	3,803
Non-interest income	615	74	364	56	1,109
Total operating income	3,917	469	438	88	4,912
Operating expenses before impairment losses, provisions and charges	(1,871)	(223)	(304)	(104)	(2,502)
Impairment (losses)/releases on loans and advances	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)
Total operating impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)
Profit/(loss) before tax	1,668	178	(51)	19	1,814

Revenue from external customers	4,505	631	506	(730)	4,912
Inter-segment revenue	(588)	(162)	(68)	818	–
Total operating income	3,917	469	438	88	4,912

Customer loans	168,991	19,391	6,037	5,905	200,324
Total assets(1)	174,524	19,391	51,078	69,767	314,760
Customer deposits	149,315	18,697	4,546	3,363	175,921
Total liabilities	150,847	18,697	45,603	83,411	298,558

(1)	Includes customer loans, net of impairment loss allowances.

2016	Retail Banking(2) £m	Commercial Banking £m	Global Corporate Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	3,140	383	73	(14)	3,582
Non-interest income	562	76	312	263	1,213
Total operating income	3,702	459	385	249	4,795
Operating expenses before impairment losses, provisions and charges	(1,800)	(215)	(280)	(122)	(2,417)
Impairment (losses)/releases on loans and advances	(20)	(29)	(21)	3	(67)
Provisions for other liabilities and charges	(338)	(26)	(12)	(21)	(397)
Total operating impairment losses, provisions and charges	(358)	(55)	(33)	(18)	(464)
Profit before tax	1,544	189	72	109	1,914

Revenue from external customers	4,369	644	466	(684)	4,795
Inter-segment revenue	(667)	(185)	(81)	933	–
Total operating income	3,702	459	385	249	4,795

Customer loans	168,638	19,381	5,659	6,478	200,156
Total assets(1)	175,100	19,381	39,777	68,252	302,510
Customer deposits	148,063	17,203	4,054	3,031	172,351
Total liabilities	149,793	17,203	36,506	83,555	287,057

2015
Net interest income	3,097	399	52	27	3,575
Non-interest income	526	91	303	78	998
Total operating income	3,623	490	355	105	4,573
Operating expenses before impairment losses, provisions and (charges)/releases	(1,898)	(217)	(287)	(1)	(2,403)
Impairment (losses)/releases on loans and advances	(90)	(25)	13	36	(66)
Provisions for other liabilities and (charges)/releases	(728)	(23)	(14)	3	(762)
Total operating impairment losses, provisions and (charges)/releases	(818)	(48)	(1)	39	(828)
Profit before tax	907	225	67	143	1,342

Revenue/(charges) from external customers	4,529	626	437	(1,019)	4,573
Inter-segment revenue	(906)	(136)	(82)	1,124	–
Total operating income	3,623	490	355	105	4,573

Customer loans	167,093	18,680	5,470	7,391	198,634
Total assets(1)	173,479	18,680	36,593	52,026	280,778
Customer deposits	140,358	15,076	3,013	3,808	162,255
Total liabilities	143,157	15,076	32,290	75,224	265,747

(1)	Includes customer loans, net of impairment loss allowances.
(2)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.